SUMMARY OF CONVERTIBLE DEBT (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Balance, beginning	$ 503,423	$ 50,505	$ 50,505
Proceeds - net	2,990,000	3,670,000	3,670,000	$ 950,000
Balance, end	701,400		503,423	50,505
Balance - accrued interest payable	31,657	5,479	5,479
Balance, In-Default
Interest Expense	236,151		238,110	5,479
Interest conversion into common shares	(183,740)		(211,932)
Balance - accrued interest payable	84,068		31,657	5,479
Balance, In-Default
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Balance, beginning	503,423	50,505	50,505
Balance, In-Default
Proceeds - net	3,000,000		4,000,000	950,000
Debt discount recorded	$ (865,000)		(4,000,000)	(1,000,000)
Conversion of debt into common shares	(2,650,000)
Amortization of debt discount	$ 712,977		4,702,918	50,505
Balance, end	701,400		503,423	50,505
Balance, In-Default
Original issue discount				$ 50,000
Conversion of debt into common shares			(4,250,000)